Related Party Transactions - Schedule of Balances Amount with Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 5,654	$ 820	¥ 60
Amounts due to related parties	27,242	$ 3,950	13,967
Chief Executive Officer
Related Party Transaction [Line Items]
Amounts due from related parties	5,594
Affiliated Companies
Related Party Transaction [Line Items]
Amounts due from related parties	60		60
An Affiliated Company
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 27,242		¥ 13,967